Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, we are providing the following information about the relationship between compensation actually paid (“CAP”), as calculated pursuant to Item 402(v), and performance. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the executives or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. For further information concerning HII’s variable pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Compensation Discussion and Analysis” above.

		Summary Compensation Table Total for second PEO(1) (b)	Compensation Actually Paid to first PEO(2) (c)	Compensation Actually Paid to second PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) (e)	Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for first PEO(1) (b)						Total Shareholder Return(5) (f)	Peer Group Total Shareholder Return(6) (g)	Net Income (millions)(7) (h)	EBITDAP (millions)(8) (i)
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
2025	13,809,406	n/a	31,037,552	n/a	3,307,657	6,425,685	223	220	605	1,048
2024	14,553,665	n/a	4,425,245	n/a	2,787,438	1,398,520	121	150	550	941
2023	14,100,619	n/a	14,030,077	n/a	3,519,012	3,969,418	163	121	681	1,211
2022	7,742,266	3,635,247	9,452,779	7,011,842	2,739,014	3,404,890	142	98	579	1,060
2021	7,714,067	n/a	10,473,486	n/a	2,769,626	3,287,420	112	103	544	972
(1)HII’s Principal Executive Officer (“PEO”) for 2025, 2024, and 2023 is Christopher D. Kastner. During 2022, two individuals served as PEO. The first PEO included in the table for 2022 is Mr. Kastner, and the second PEO is C. Michael Petters. The PEO for 2021 is Mr. Petters.
(2)The dollar amounts reported in columns (c) represent the amount of CAP to the first PEO and the second PEO (for 2022), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:
First PEO

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to First PEO
	($)	($)	($)	($)	($)	($)
2025	13,809,406	(8,499,752)	26,542,506	(1,066,426)	251,818	31,037,552
2024	14,553,665	(6,499,823)	1,411,580	(5,316,085)	275,908	4,425,245
2023	14,100,619	(5,799,855)	9,372,275	(3,962,861)	319,899	14,030,077
2022	7,742,266	(4,399,840)	6,253,480	(363,888)	220,761	9,452,779
2021	7,714,067	(4,399,947)	7,063,596	(503,926)	599,697	10,473,486
Second PEO

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to Second PEO
	($)	($)	($)	($)	($)	($)
2022	3,635,247	(1,451,915)	4,784,146	—	44,364	7,011,842
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change in fair value as of the end of the applicable year from the end of the prior fiscal year of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
First PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2025	17,499,405	3,273,858	—	5,769,244	—	—	26,542,506
2024	4,334,707	(1,822,756)	—	(1,100,371)	—	—	1,411,580
2023	7,116,525	765,249	—	1,490,502	—	—	9,372,275
2022	5,051,057	558,459	—	643,963	—	—	6,253,480
2021	4,685,308	395,842	—	1,982,446	—	—	7,063,596
Second PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2022	1,666,812	1,228,610	—	1,888,724	—	—	4,784,146
(c)The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Kastner and Mr. Petters during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
First PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
	($)	($)	($)
2025	251,818	—	251,818
2024	275,908	—	275,908
2023	319,899	—	319,899
2022	220,761	—	220,761
2021	599,697	—	599,697
Second PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
	($)	($)	($)
2022	44,364	—	44,364
(3)The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Kastner (for 2025, 2024, 2023 and 2022) and Mr. Petters (for 2022 and 2021)) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for 2025 were Thomas E. Stiehle, Chad N. Boudreaux, Edgar A. Green III , and Brian D. Blanchette. The NEOs for 2024 were Messrs. Stiehle and Boudreaux, Jennifer Boykin, and Mr. Green. The NEOs for 2023 were Messrs. Stiehle, Boudreaux, and Green, and Kara R. Wilkinson. The NEOs for 2022 were Messrs. Stiehle and Boudreaux, Ms. Wilkinson and Mr. Green. The NEOs for 2021 were Messrs. Kastner, Stiehle, and Boudreaux, Ms. Boykin and Mr. Green.
(4)The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Kastner (for 2025, 2024, 2023, and 2022) and Mr. Petters (for 2022 and 2021)). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation for the non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The amounts presented are averages for the entire group of non-PEO NEOs:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2025	3,307,657	(1,612,389)	4,840,907	(155,249)	44,759	6,425,685
2024	2,787,438	(1,237,080)	126,538	(355,908)	77,533	1,398,520	*
2023	3,519,012	(1,237,346)	2,455,702	(829,640)	61,690	3,969,418
2022	2,739,014	(1,237,455)	1,986,110	(166,194)	83,415	3,404,890
2021	2,769,626	(1,249,905)	1,815,118	(123,925)	76,507	3,287,420	*
*Does not total due to rounding.
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2025	3,319,624	511,964	—	1,009,319	—	—	4,840,907
2024	825,004	(388,868)	—	(309,597)	—	—	126,538
2023	1,518,245	215,226	—	722,231	—	—	2,455,702
2022	1,420,610	270,648	—	294,852	—	—	1,986,110
2021	1,330,968	93,198	—	390,952	—	—	1,815,118
(b)The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
	($)	($)	($)
2025	44,759	—	44,759
2024	77,533	—	77,533
2023	61,690	—	61,690
2022	83,415	—	83,415
2021	76,507	—	76,507
(5)Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Aerospace & Defense Select Industry Index.
(7)The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)EBITDAP is calculated as net earnings, plus interest, taxes, depreciation and amortization, less net pension/post retirement benefit expense. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EBITDAP is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	EBITDAP
Named Executive Officers, Footnote	HII’s Principal Executive Officer (“PEO”) for 2025, 2024, and 2023 is Christopher D. Kastner. During 2022, two individuals served as PEO. The first PEO included in the table for 2022 is Mr. Kastner, and the second PEO is C. Michael Petters. The PEO for 2021 is Mr. Petters.
Peer Group Issuers, Footnote	Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Aerospace & Defense Select Industry Index.
Adjustment To PEO Compensation, Footnote	The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:
First PEO

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to First PEO
	($)	($)	($)	($)	($)	($)
2025	13,809,406	(8,499,752)	26,542,506	(1,066,426)	251,818	31,037,552
2024	14,553,665	(6,499,823)	1,411,580	(5,316,085)	275,908	4,425,245
2023	14,100,619	(5,799,855)	9,372,275	(3,962,861)	319,899	14,030,077
2022	7,742,266	(4,399,840)	6,253,480	(363,888)	220,761	9,452,779
2021	7,714,067	(4,399,947)	7,063,596	(503,926)	599,697	10,473,486
Second PEO

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments(d)	Compensation Actually Paid to Second PEO
	($)	($)	($)	($)	($)	($)
2022	3,635,247	(1,451,915)	4,784,146	—	44,364	7,011,842
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change in fair value as of the end of the applicable year from the end of the prior fiscal year of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
First PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2025	17,499,405	3,273,858	—	5,769,244	—	—	26,542,506
2024	4,334,707	(1,822,756)	—	(1,100,371)	—	—	1,411,580
2023	7,116,525	765,249	—	1,490,502	—	—	9,372,275
2022	5,051,057	558,459	—	643,963	—	—	6,253,480
2021	4,685,308	395,842	—	1,982,446	—	—	7,063,596
Second PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2022	1,666,812	1,228,610	—	1,888,724	—	—	4,784,146
(c)The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Kastner and Mr. Petters during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:
First PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
	($)	($)	($)
2025	251,818	—	251,818
2024	275,908	—	275,908
2023	319,899	—	319,899
2022	220,761	—	220,761
2021	599,697	—	599,697
Second PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
	($)	($)	($)
2022	44,364	—	44,364

Non-PEO NEO Average Total Compensation Amount	$ 3,307,657	$ 2,787,438	$ 3,519,012	$ 2,739,014	$ 2,769,626
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,425,685	1,398,520	3,969,418	3,404,890	3,287,420
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2025	3,307,657	(1,612,389)	4,840,907	(155,249)	44,759	6,425,685
2024	2,787,438	(1,237,080)	126,538	(355,908)	77,533	1,398,520	*
2023	3,519,012	(1,237,346)	2,455,702	(829,640)	61,690	3,969,418
2022	2,739,014	(1,237,455)	1,986,110	(166,194)	83,415	3,404,890
2021	2,769,626	(1,249,905)	1,815,118	(123,925)	76,507	3,287,420	*
*Does not total due to rounding.
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2025	3,319,624	511,964	—	1,009,319	—	—	4,840,907
2024	825,004	(388,868)	—	(309,597)	—	—	126,538
2023	1,518,245	215,226	—	722,231	—	—	2,455,702
2022	1,420,610	270,648	—	294,852	—	—	1,986,110
2021	1,330,968	93,198	—	390,952	—	—	1,815,118
(b)The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
	($)	($)	($)
2025	44,759	—	44,759
2024	77,533	—	77,533
2023	61,690	—	61,690
2022	83,415	—	83,415
2021	76,507	—	76,507

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR/Peer TSR TSR (HII and S&P A&D Select Industry Index) vs. CAP
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income Net Income vs. CAP
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and EBITDAP HII EBITDAP vs. CAP
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR/Peer TSR TSR (HII and S&P A&D Select Industry Index) vs. CAP
Tabular List, Table
As described in greater detail under “Compensation Discussion and Analysis” above, HII’s executive compensation program reflects a variable pay for performance philosophy. The metrics we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
•EBITDAP
•Segment operating margin
•Operating cash flow
•Return on invested capital

Total Shareholder Return Amount	$ 223	121	163	142	112
Peer Group Total Shareholder Return Amount	220	150	121	98	103
Net Income (Loss)	$ 605,000,000	$ 550,000,000	$ 681,000,000	$ 579,000,000	$ 544,000,000
Company Selected Measure Amount	1,048,000,000	941,000,000	1,211,000,000	1,060,000,000	972,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDAP
Measure:: 2
Pay vs Performance Disclosure
Name	Segment operating margin
Measure:: 3
Pay vs Performance Disclosure
Name	Operating cash flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on invested capital
Christopher D. Kastner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,809,406	$ 14,553,665	$ 14,100,619	$ 7,742,266
PEO Actually Paid Compensation Amount	$ 31,037,552	$ 4,425,245	$ 14,030,077	$ 9,452,779
PEO Name	Christopher D. Kastner	Christopher D. Kastner	Christopher D. Kastner	Christopher D. Kastner
C. Michael Petters [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,635,247	$ 7,714,067
PEO Actually Paid Compensation Amount				$ 7,011,842	$ 10,473,486
PEO Name				C. Michael Petters	C. Michael Petters
PEO | Christopher D. Kastner [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,066,426)	$ (5,316,085)	$ (3,962,861)	$ (363,888)
PEO | Christopher D. Kastner [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,818	275,908	319,899	220,761
PEO | Christopher D. Kastner [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	251,818	275,908	319,899	220,761
PEO | Christopher D. Kastner [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Christopher D. Kastner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,499,752)	(6,499,823)	(5,799,855)	(4,399,840)
PEO | Christopher D. Kastner [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,542,506	1,411,580	9,372,275	6,253,480
PEO | Christopher D. Kastner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,499,405	4,334,707	7,116,525	5,051,057
PEO | Christopher D. Kastner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,273,858	(1,822,756)	765,249	558,459
PEO | Christopher D. Kastner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Christopher D. Kastner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,769,244	(1,100,371)	1,490,502	643,963
PEO | Christopher D. Kastner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Christopher D. Kastner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | C. Michael Petters [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	$ (503,926)
PEO | C. Michael Petters [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				44,364	599,697
PEO | C. Michael Petters [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				44,364	599,697
PEO | C. Michael Petters [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | C. Michael Petters [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,451,915)	(4,399,947)
PEO | C. Michael Petters [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,784,146	7,063,596
PEO | C. Michael Petters [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,666,812	4,685,308
PEO | C. Michael Petters [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,228,610	395,842
PEO | C. Michael Petters [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | C. Michael Petters [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,888,724	1,982,446
PEO | C. Michael Petters [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | C. Michael Petters [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(155,249)	(355,908)	(829,640)	(166,194)	(123,925)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,759	77,533	61,690	83,415	76,507
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,759	77,533	61,690	83,415	76,507
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,612,389)	(1,237,080)	(1,237,346)	(1,237,455)	(1,249,905)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,840,907	126,538	2,455,702	1,986,110	1,815,118
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,319,624	825,004	1,518,245	1,420,610	1,330,968
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,964	(388,868)	215,226	270,648	93,198
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,009,319	(309,597)	722,231	294,852	390,952
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0